Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclsoure of Cash and cash equivalents [Abstract]
Cash on hand	$ 10	$ 42
Cash at bank	150,798	168,325
Short-term bank deposits	155,590	140,866
Cash and cash equivalents	$ 306,398	$ 309,233	$ 70,236	$ 93,359